Shareholder's capital - Performance Stock Units (Detail) - Performance share units - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of awards
Beginning balance (in shares)	564,116	440,086
Granted (in shares)	219,315	212,250
Exercised (in shares)	(181,875)	(41,131)
Forfeited (in shares)	(22,568)	(47,089)
Ending balance (in shares)	578,988	564,116	440,086
Exercisable (in shares)	215,790
Weighted average grant-date fair value
Beginning balance (CAD per share)	CAD 7.59	CAD 6.57
Granted (CAD per share)	11.62	9.72
Exercised (CAD per share)	8.29	6.86
Forfeited (CAD per share)	9.64	8.30
Ending balance (CAD per share)	9.82	CAD 7.59	CAD 6.57
Exercisable (CAD per share)	CAD 8.22
Additional Disclosures
Outstanding, Weighted average remaining contractual term	1 year 8 months 27 days	1 year 7 months 17 days	1 year 9 months 22 days
Granted, Weighted average remaining contractual term	2 years	2 years 7 months 13 days
Outstanding, aggregate intrinsic value	CAD 6,595	CAD 6,155	CAD 4,242
Granted, aggregate intrinsic value	0	0
Exercised, aggregate intrinsic value	2,115	381
Forfeited, aggregate intrinsic value	0	CAD 0
Exercisable, aggregate intrinsic value	CAD 2,458